SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated December 18, 2020
to the Class F Prospectus, dated June 30, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Louis Florentin-Lee	Since 2020	Managing Director, Portfolio Manager/Analyst
	Barnaby Wilson, CFA	Since 2020	Managing Director, Portfolio Manager/Analyst
	Mark Little	Since 2020	Managing Director, Portfolio Manager/Analyst
	Robin O. Jones	Since 2020	Managing Director, Portfolio Manager/Analyst
	Robert Failla, CFA	Since 2020	Managing Director, Portfolio Manager/Analyst
Wells Capital Management Incorporated	Dale Winner, CFA	Since 2020	Lead Portfolio Manager, EverKey Global Equity
	Venk Lal	Since 2020	Associate Portfolio Manager, Head of EverKey Investment Risk and Strategy, EverKey Global Equity

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals manages the portion of the Catholic Values Equity Fund's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. He was formerly the co-Portfolio Manager/Analyst for the Lazard European Explorer Fund from 2004 and 2010. Prior to joining Lazard in 2004, Mr. Florentin-Lee was an equity research analyst at Soros Funds Limited and Schroder Investment Management. He began working in the investment industry in 1996. Mr. Florentin-Lee has a BSc (Hons) in Economics from the London School of Economics. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, Mr. Wilson worked for Orbitex Investments as a Research Analyst. He began working in the investment field in 1998. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University. He is a CFA charterholder. Mark Little is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Quality Growth, and Global Strategic Equity teams. Prior to joining Lazard in 1997, Mr. Little was a manager in the corporate finance practice of Coopers & Lybrand and earned his ACA qualification with Rees Pollock Chartered Accountants. He began working in the investment field in 1992. Mr. Little has an MA in Economics from Clare College, Cambridge University. Robin Jones is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Compounders, and Global Strategic Equity teams. Mr. Jones began working in the investment field in 2002 at Lazard, before leaving in 2006 for Bluecrest Capital Management where he worked as a Portfolio Manager. He re-joined Lazard in 2007. Mr. Jones has a BA Hons in Economics from Durham University and a PGCE in Mathematics from Cambridge University. Robert Failla is a Director and Portfolio Manager/Analyst on the International and Global Equity platforms. Mr. Failla is a member of the International Quality Growth portfolio management team as well as the Global, International and European Small Cap Equity teams. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. He began working in the investment field in 1993. Mr. Failla has an M.B.A. from NYU's Stern School of Business and a B.A.(Hons) from Harvard. He was previously on the Board of Trustees at Delbarton School in Morristown, NJ from 2007 to 2019. Mr. Failla is a CFA charterholder.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals, led by Dale Winner, CFA, Lead Portfolio Manager, and Venkateshwar (Venk) Lal, Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy, manages the portion of the Catholic Values Equity Fund's assets allocated to WellsCap. Mr. Winner currently serves as a Lead Portfolio Manager. He joined Wells Fargo Asset Management (WFAM) in 2012 from EverKey Global Partners, where he served as a founding partner since 2007 and was involved in both research (senior analyst/Europe) and portfolio management. Prior to joining EverKey, Mr. Winner served as senior vice president, portfolio manager, and research analyst with Templeton Global Advisors Limited. He has been in the investment industry since 1987. Mr. Winner earned a bachelor's degree in law from Reading University. He has earned the right to use the Chartered Financial Analyst (CFA) designation. Mr. Lal currently serves as Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy. He joined WFAM in 2012 from EverKey Global Partners where he served as a founding partner and head of risk and trading since 2007. Since 2013, Mr. Lal has also served on WFAM's WealthBuilder Investment Committee. Prior to joining EverKey, he served as an executive director in the Consolidated Equities Division at Morgan Stanley, advising hedge funds and other investment management firms on implementing and managing risk exposures in global equity markets. Mr. Lal has been in the investment industry since 1991. He earned a bachelor's degree from the Woodrow Wilson School of Public and International Affairs at Princeton University, where he graduated summa cum laude, and a master's degree in business administration from Harvard Business School. Mr. Lal has served as a term member of the Council on Foreign Relations.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1317 (12/20)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated December 18, 2020
to the Class Y Prospectus, dated June 30, 2020
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Lazard Asset Management LLC	Louis Florentin-Lee	Since 2020	Managing Director, Portfolio Manager/Analyst
	Barnaby Wilson, CFA	Since 2020	Managing Director, Portfolio Manager/Analyst
	Mark Little	Since 2020	Managing Director, Portfolio Manager/Analyst
	Robin O. Jones	Since 2020	Managing Director, Portfolio Manager/Analyst
	Robert Failla, CFA	Since 2020	Managing Director, Portfolio Manager/Analyst
Wells Capital Management Incorporated	Dale Winner, CFA	Since 2020	Lead Portfolio Manager, EverKey Global Equity
	Venk Lal	Since 2020	Associate Portfolio Manager, Head of EverKey Investment Risk and Strategy, EverKey Global Equity

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Catholic Values Equity Fund," the text relating to EARNEST Partners LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals manages the portion of the Catholic Values Equity Fund's assets allocated to Lazard. Louis Florentin-Lee is a Managing Director and Portfolio Manager/Analyst on various global equity teams, International Quality Growth and US Equity Select. He was formerly the co-Portfolio Manager/Analyst for the Lazard European Explorer Fund from 2004 and 2010. Prior to joining Lazard in 2004, Mr. Florentin-Lee was an equity research analyst at Soros Funds Limited and Schroder Investment Management. He began working in the investment industry in 1996. Mr. Florentin-Lee has a BSc (Hons) in Economics from the London School of Economics. Barnaby Wilson is a Managing Director and Portfolio Manager/Analyst on various global equity teams as well as International Quality Growth. Prior to joining Lazard in 1999, Mr. Wilson worked for Orbitex Investments as a Research Analyst. He began working in the investment field in 1998. Mr. Wilson has a BA (Hons) in Mathematics and Philosophy from Balliol College, Oxford University. He is a CFA charterholder. Mark Little is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Quality Growth, and Global Strategic Equity teams. Prior to joining Lazard in 1997, Mr. Little was a manager in the corporate finance practice of Coopers & Lybrand and earned his ACA qualification with Rees Pollock Chartered Accountants. He began working in the investment field in 1992. Mr. Little has an MA in Economics from Clare College, Cambridge University. Robin Jones is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Compounders, and Global Strategic Equity teams. Mr. Jones began working in the investment field in 2002 at Lazard, before leaving in 2006 for Bluecrest Capital Management where he worked as a Portfolio Manager. He re-joined Lazard in 2007. Mr. Jones has a BA Hons in Economics from Durham University and a PGCE in Mathematics from Cambridge University. Robert Failla is a Director and Portfolio Manager/Analyst on the International and Global Equity platforms. Mr. Failla is a member of the International Quality Growth portfolio management team as well as the Global, International and European Small Cap Equity teams. Prior to joining Lazard in 2003, Mr. Failla was a Portfolio Manager with AllianceBernstein. He began working in the investment field in 1993. Mr. Failla has an M.B.A. from NYU's Stern School of Business and a B.A.(Hons) from Harvard. He was previously on the Board of Trustees at Delbarton School in Morristown, NJ from 2007 to 2019. Mr. Failla is a CFA charterholder.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 12th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Catholic Values Equity Fund. A team of investment professionals, led by Dale Winner, CFA, Lead Portfolio Manager, and Venkateshwar (Venk) Lal, Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy, manages the portion of the Catholic Values Equity Fund's assets allocated to WellsCap. Mr. Winner currently serves as a Lead Portfolio Manager. He joined Wells Fargo Asset Management (WFAM) in 2012 from EverKey Global Partners, where he served as a founding partner since 2007 and was involved in both research (senior analyst/Europe) and portfolio management. Prior to joining EverKey, Mr. Winner served as senior vice president, portfolio manager, and research analyst with Templeton Global Advisors Limited. He has been in the investment industry since 1987. Mr. Winner earned a bachelor's degree in law from Reading University. He has earned the right to use the Chartered Financial Analyst (CFA) designation. Mr. Lal currently serves as Associate Portfolio Manager and Head of EverKey Investment Risk and Strategy. He joined WFAM in 2012 from EverKey Global Partners where he served as a founding partner and head of risk and trading since 2007. Since 2013, Mr. Lal has also served on WFAM's WealthBuilder Investment Committee. Prior to joining EverKey, he served as an executive director in the Consolidated Equities Division at Morgan Stanley, advising hedge funds and other investment management firms on implementing and managing risk exposures in global equity markets. Mr. Lal has been in the investment industry since 1991. He earned a bachelor's degree from the Woodrow Wilson School of Public and International Affairs at Princeton University, where he graduated summa cum laude, and a master's degree in business administration from Harvard Business School. Mr. Lal has served as a term member of the Council on Foreign Relations.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1318 (12/20)

SEI CATHOLIC VALUES TRUST

Catholic Values Equity Fund
(the "Fund")

Supplement Dated December 18, 2020
to the Statement of Additional Information, dated June 30, 2020 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

EARNEST Partners LLC no longer serves as a sub-adviser to the Fund. As such, all references to EARNEST Partners LLC are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Lazard Asset Management LLC" and "Wells Capital Management Incorporated" are hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LAZARD ASSET MANAGEMENT LLC—Lazard Asset Management LLC ("Lazard") serves as a Sub-Adviser to a portion of the assets of the Catholic Values Equity Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

WELLS CAPITAL MANAGEMENT INCORPORATED—Wells Capital Management Incorporated ("WellsCap") serves as a Sub-Adviser to a portion of the assets of the Catholic Values Equity Fund. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Lazard

Compensation. SIMC pays Lazard a fee based on the assets under management of the Catholic Values Equity Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC. Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Catholic Values Equity Fund. The following information relates to the period ended September 30, 2020.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (generally as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

A portion of a portfolio manager's variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain accounts in shares that vest in two to three years. Certain portfolio managers' bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.

Ownership of Fund Shares. As of September 30, 2020, Lazard's portfolio managers did not beneficially own any shares of the Catholic Values Equity Fund.

Other Accounts. As of September 30, 2020, in addition to the Catholic Values Equity Fund, Lazard's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in MM)	Number of Accounts		Total Assets (in MM)	Number of Accounts		Total Assets (in MM)
Louis Florentin-Lee	10		$21,868.3	10		$1,740.6	111		$5,564.0
	2	*	$16,655.0	0		$0	0		$0
Barnaby Wilson, CFA	5		$190.1	9		$1,603.1	37		$3,385.9
Mark Little	6		$5,544.5	9		$2,785.2	41		$8,731.3
	0		$0	0		$0	1	*	$377.3
Robin Jones	6		$5,544.5	9		$2,785.2	41		$8,731.3
	0		$0	0		$0	1	*	$377.3
Robert Failla, CFA	19		$14,207.2	35		$9,281.0	202		$27,372.9
	1	*	$3,878.2	2	*	$233.2	7	*	$1,196.5

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which Catholic Values Equity Fund may invest or that may pursue a strategy similar to the Catholic Values Equity Fund's investment strategies implemented by Lazard (collectively, "Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Catholic Values Equity Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same or similar securities). In addition, the Catholic Values Equity Fund is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the Catholic Values Equity Fund and Similar Accounts, including the following:

1.  Similar Accounts may have investment objectives, strategies and risks that differ from those of the Catholic Values Equity Fund. In addition, the Catholic Values Equity Fund is a registered investment company, subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the Catholic Values Equity Fund and the corresponding Similar Accounts, and the performance of securities purchased for the Catholic Values Equity Fund may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

2.  Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

3.  Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Catholic Values Equity Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Catholic

Values Equity Fund. As illustrated in the table above, most of the portfolio managers manage a significant number of Similar Accounts (10 or more) in addition to the Catholic Values Equity Fund.

4.  Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the Catholic Values Equity Fund.

5.  The portfolio managers noted with an * in the table above manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Catholic Values Equity Fund.

6.  Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for the Catholic Values Equity Fund, which could have the potential to adversely impact the Catholic Values Equity Fund, depending on market conditions. In addition, if the Catholic Values Equity Fund's investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the Catholic Values Equity Fund's and such Similar Accounts' investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of the Catholic Values Equity Fund to the extent it invests "long" in the same or similar securities whose market values fall as a result of short-selling activities.

7.  Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as the Catholic Values Equity Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Catholic Values Equity Fund or the price paid or received by the Catholic Values Equity Fund.

8.  Under Lazard's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein a "Limited Offering"), Lazard will generally allocate Limited Offering shares among client accounts, including the Catholic Values Equity Fund, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Investment Manager to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard's allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Catholic Values Equity Fund as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Catholic Values Equity Fund. The following information relates to the period ended September 30, 2020.

The compensation structure for WellsCap's portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. WellsCap participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions. In addition to surveys, WellsCap also considers prior professional experience, tenure, seniority and a portfolio manager's team size, scope and assets under management when determining his/her fixed base salary. In addition, portfolio managers, who meet the eligibility requirements, may participate in Wells Fargo's 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

WellsCap's investment incentive program plays an important role in aligning the interests of our portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5- year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of the Catholic Values Equity Fund, the benchmark(s) against which the performance of the Catholic Values Equity Fund's portfolio may be compared for these purposes generally are indicated in the "Average Annual Total Returns" table in the Prospectuses. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long term incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a three year period. For many of our portfolio managers, WellsCap further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, our investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

Ownership of Fund Shares. As of September 30, 2020, WellsCap's portfolio managers did not beneficially own any shares of the Catholic Values Equity Fund.

Other Accounts. As of September 30, 2020, in addition to the Catholic Values Equity Fund, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in $M)	Number of Accounts	Total Assets (in $M)	Number of Accounts	Total Assets (in $M)
Dale Winner, CFA	7	$2,937.41	1	$8.43	2	$57.61
Venkateshwar (Venk) Lal	7	$2,937.41	1	$8.43	2	$57.61

Conflicts of Interest. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Catholic Values Equity Fund and other accounts because the Catholic Values Equity Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Catholic Values Equity Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Catholic Values Equity Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Catholic Values Equity Fund. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, WellsCap has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, WellsCap has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1319 (12/20)